UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE

EQUITY TRUST

LEGG MASON CLEARBRIDGE

VARIABLE DIVIDEND STRATEGY PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2010

LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited)	September 30, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.0%
CONSUMER DISCRETIONARY - 7.5%
Hotels, Restaurants & Leisure - 1.7%
McDonald’s Corp.	9,590	$714,551

Household Durables - 0.5%
Leggett & Platt Inc.	9,230	210,075

Leisure Equipment & Products - 0.4%
Mattel Inc.	6,860	160,935

Media - 2.5%
Comcast Corp., Special Class A Shares	16,510	280,835
Reed Elsevier PLC	23,700	200,299
Time Warner Inc.	18,330	561,815

Total Media		1,042,949

Specialty Retail - 2.4%
Gap Inc.	10,520	196,093
Home Depot Inc.	24,440	774,259

Total Specialty Retail		970,352

TOTAL CONSUMER DISCRETIONARY		3,098,862

CONSUMER STAPLES - 16.0%
Beverages - 2.4%
Coca-Cola Co.	10,200	596,904
PepsiCo Inc.	5,600	372,064

Total Beverages		968,968

Food & Staples Retailing - 3.0%
Safeway Inc.	26,080	551,853
Wal-Mart Stores Inc.	12,930	692,013

Total Food & Staples Retailing		1,243,866

Food Products - 5.7%
General Mills Inc.	15,600	570,024
H.J. Heinz Co.	17,490	828,502
Kraft Foods Inc., Class A Shares	13,500	416,610
Unilever PLC, ADR	18,801	547,109

Total Food Products		2,362,245

Household Products - 4.9%
Colgate-Palmolive Co.	5,000	384,300
Kimberly-Clark Corp.	8,100	526,905
Procter & Gamble Co.	18,300	1,097,451

Total Household Products		2,008,656

TOTAL CONSUMER STAPLES		6,583,735

ENERGY - 11.0%
Energy Equipment & Services - 2.6%
Baker Hughes Inc.	6,800	289,680
Diamond Offshore Drilling Inc.	2,300	155,871
Halliburton Co.	7,070	233,805
Schlumberger Ltd.	6,480	399,233

Total Energy Equipment & Services		1,078,589

Oil, Gas & Consumable Fuels - 8.4%
Chevron Corp.	8,424	682,765
ConocoPhillips	4,010	230,294
Exxon Mobil Corp.	20,412	1,261,257
Southern Union Co.	23,660	569,260
Spectra Energy Corp.	14,500	326,975
Total SA, ADR	7,000	361,200

Total Oil, Gas & Consumable Fuels		3,431,751

TOTAL ENERGY		4,510,340

FINANCIALS - 15.0%
Capital Markets - 2.6%
BlackRock Inc.	1,400	238,350
Charles Schwab Corp.	14,000	194,600
Franklin Resources Inc.	2,440	260,836

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	SHARES	VALUE
Capital Markets (cont’d)
Morgan Stanley	15,960	$393,893

Total Capital Markets		1,087,679

Commercial Banks - 0.5%
KeyCorp	25,490	202,900

Diversified Financial Services - 3.2%
Bank of America Corp.	34,240	448,887
JPMorgan Chase & Co.	23,417	891,485

Total Diversified Financial Services		1,340,372

Insurance - 4.5%
Allied World Assurance Holdings Ltd.	6,580	372,362
Chubb Corp.	10,762	613,326
Fidelity National Financial Inc., Class A Shares	3,270	51,372
Travelers Cos. Inc.	15,380	801,298

Total Insurance		1,838,358

Real Estate Investment Trusts (REITs) - 4.2%
Annaly Capital Management Inc.	40,140	706,464
AvalonBay Communities Inc.	2,670	277,493
Boston Properties Inc.	3,100	257,672
Chimera Investment Corp.	60,000	237,000
Simon Property Group Inc.	2,538	235,374

Total Real Estate Investment Trusts (REITs)		1,714,003

TOTAL FINANCIALS		6,183,312

HEALTH CARE - 10.4%
Health Care Equipment & Supplies - 0.9%
Baxter International Inc.	7,272	346,947

Pharmaceuticals - 9.5%
Abbott Laboratories	9,000	470,160
Bristol-Myers Squibb Co.	17,000	460,870
GlaxoSmithKline PLC, ADR	6,480	256,090
Johnson & Johnson	19,420	1,203,263
Merck & Co. Inc.	18,990	699,022
Novartis AG, ADR	11,460	660,898
Roche Holding AG, ADR	4,900	167,237

Total Pharmaceuticals		3,917,540

TOTAL HEALTH CARE		4,264,487

INDUSTRIALS - 15.1%
Aerospace & Defense - 5.2%
Boeing Co.	2,910	193,631
Honeywell International Inc.	18,622	818,251
Lockheed Martin Corp.	5,000	356,400
Northrop Grumman Corp.	6,480	392,882
Raytheon Co.	8,300	379,393

Total Aerospace & Defense		2,140,557

Air Freight & Logistics - 0.5%
United Parcel Service Inc., Class B Shares	3,200	213,408

Commercial Services & Supplies - 2.0%
Waste Management Inc.	23,300	832,742

Electrical Equipment - 2.1%
Babcock & Wilcox Co.	9,990	212,587	*
Emerson Electric Co.	12,492	657,829

Total Electrical Equipment		870,416

Industrial Conglomerates - 3.1%
3M Co.	4,110	356,378
General Electric Co.	21,700	352,625
McDermott International Inc.	19,770	292,201	*
United Technologies Corp.	3,500	249,305

Total Industrial Conglomerates		1,250,509

Machinery - 2.2%
Deere & Co.	6,480	452,175
Dover Corp.	4,430	231,290

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	SHARES	VALUE
Machinery (cont’d)
Parker Hannifin Corp.	3,330	$233,300

Total Machinery		916,765

TOTAL INDUSTRIALS		6,224,397

INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 0.9%
Telefonaktiebolaget LM Ericsson, ADR	35,920	394,042

IT Services - 2.9%
Automatic Data Processing Inc.	14,000	588,420
International Business Machines Corp.	4,400	590,216

Total IT Services		1,178,636

Semiconductors & Semiconductor Equipment - 6.4%
Applied Materials Inc.	36,890	430,875
Intel Corp.	23,700	455,751
Linear Technology Corp.	16,210	498,134
Microchip Technology Inc.	23,600	742,220
Texas Instruments Inc.	18,630	505,618

Total Semiconductors & Semiconductor Equipment		2,632,598

Software - 2.8%
Microsoft Corp.	47,051	1,152,279

TOTAL INFORMATION TECHNOLOGY		5,357,555

MATERIALS - 4.8%
Chemicals - 2.4%
Air Products & Chemicals Inc.	2,500	207,050
E.I. du Pont de Nemours & Co.	8,000	356,960
PPG Industries Inc.	5,800	422,240

Total Chemicals		986,250

Metals & Mining - 1.7%
BHP Billiton Ltd., ADR	2,420	184,694
Nucor Corp.	7,010	267,782
United States Steel Corp.	6,190	271,370

Total Metals & Mining		723,846

Paper & Forest Products - 0.7%
Weyerhaeuser Co.	18,078	284,909

TOTAL MATERIALS		1,995,005

TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 3.5%
AT&T Inc.	32,240	922,064
Verizon Communications Inc.	9,500	309,605
Windstream Corp.	16,500	202,785

Total Diversified Telecommunication Services		1,434,454

Wireless Telecommunication Services - 1.8%
Vodafone Group PLC, ADR	29,457	730,828

TOTAL TELECOMMUNICATION SERVICES		2,165,282

UTILITIES - 0.9%
Electric Utilities - 0.9%
American Electric Power Co. Inc.	860	31,158
Exelon Corp.	2,650	112,837
NextEra Energy Inc.	4,500	244,755

TOTAL UTILITIES		388,750

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $35,102,742)		40,771,725

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 1.1%
Repurchase Agreements - 1.1%
Interest in $150,000,000 joint tri-party repurchase agreement dated 9/30/10 with RBS Securities Inc.; Proceeds at maturity - $453,003; (Fully collateralized by U.S. government obligations, 2.250% due 1/31/15; Market value - $462,076)	0.240%	10/1/10	$453,000	$453,000
Interest in $291,952,000 joint tri-party repurchase agreement dated 9/30/10 with Barclays Capital Inc.; Proceeds at maturity - $15,000; (Fully collateralized by U.S. government obligations, 6.500% due 11/15/26; Market value - $15,300)	0.200%	10/1/10	15,000	15,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $468,000)				468,000

TOTAL INVESTMENTS - 100.1% (Cost - $35,570,742#)				41,239,725
Liabilities in Excess of Other Assets - (0.1)%				(39,331)

TOTAL NET ASSETS - 100.0%				$41,200,394

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Variable Dividend Strategy Portfolio (the “Portfolio”) is a separate diversified series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities at fair value as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Fair valuing of securities may be also determined with the assistance of a pricing service using calculations based on indices of domestic securities and the appropriate indicators, such as prices of relevant American depositary receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$40,771,725	—	—	$40,771,725

Short-term investments†	—	$468,000	—	468,000

Total investments	$40,771,725	$468,000	—	$41,239,725

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,386,266
Gross unrealized depreciation	(1,717,283)

Net unrealized appreciation	$5,668,983

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2010, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 23, 2010

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	November 23, 2010